Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [Abstract]
Subsequent Events	Subsequent EventsBetween January 1, 2021 and March 4, 2021, through our June 2020 ATM equity distribution agreement, we issued 5,685,097 common shares for gross proceeds of US$18,503,188 at an average price of US$2.85. We received, net of commissions of US$555,096, proceeds of US$17,948,092.